Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 13,399,384	$ 9,395,986
Amortization	165,476
Accrued compensation not currently deductible	343,787	169,222
Stock compensation	1,588,866
Accrued interest	150,502	146,636
Other	8,125	(1)
Deferred tax assets	15,656,140	9,711,843
Difference between book and tax basis related to:
Technology license	(368,587)	(375,671)
Acquired in-process research and development	(2,332,618)	(3,267,854)
Other	(555,880)	(639,726)
Deferred tax liabilities	(3,257,085)	(4,283,251)
Deferred tax assets and liabilities	12,399,055	5,428,592
Valuation allowance	(15,016,414)	(9,072,118)
Deferred tax assets and liabilities, net	$ (2,617,359)	$ (3,643,526)